Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Capital stock [member]	Contributed surplus [member]	Retained earnings [member]	Foreign currency translation [member]	Cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity Beginning Balance at Jan. 31, 2020	$ (589.7)	$ 190.6	$ (32.6)	$ (757.0)	$ 4.9	$ 0.3	$ (593.8)	$ 4.1
Statement [LineItems]
Net income (loss)	362.9			363.4			363.4	(0.5)
Other comprehensive income (loss)	41.9			6.1	30.6	5.0	41.7	0.2
Total comprehensive income (loss)	404.8			369.5	30.6	5.0	405.1	(0.3)
Dividends	(9.6)			(9.6)			(9.6)
Issuance of subordinate shares	22.5	31.3	(8.8)				22.5
Repurchase of subordinate shares	(320.0)	(11.5)	(129.7)	(178.8)			(320.0)
Stock-based compensation	17.1		17.1				17.1
Equity ending balance at Jan. 31, 2021	(474.9)	210.4	(154.0)	(575.9)	35.5	5.3	(478.7)	3.8
Statement [LineItems]
Net income (loss)	794.6	0.0	0.0	793.9	0.0	0.0	793.9	0.7
Other comprehensive income (loss)	15.7	0.0	0.0	45.5	(38.4)	8.9	16.0	(0.3)
Total comprehensive income (loss)	810.3	0.0	0.0	839.4	(38.4)	8.9	809.9	0.4
Dividends	(43.1)	0.0	0.0	(43.1)	0.0	0.0	(43.1)	0.0
Issuance of subordinate shares	65.0	86.1	(21.1)	0.0	0.0	0.0	65.0	0.0
Repurchase of subordinate shares	(507.8)	(35.9)	152.8	(624.7)	0.0	0.0	(507.8)	0.0
Stock-based compensation	19.1	0.0	19.1	0.0	0.0	0.0	19.1	0.0
Other	(1.4)	0.0	0.0	0.0	0.0	0.0	0.0	(1.4)
Equity ending balance at Jan. 31, 2022	$ (132.8)	$ 260.6	$ (3.2)	$ (404.3)	$ (2.9)	$ 14.2	$ (135.6)	$ 2.8